Additional Information - Condensed Financial Statements of the Company - Statements of Comprehensive Income/(Loss) (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses :
General and administrative expenses	[1]	¥ (78,436)	¥ (114,974)	¥ (91,846)
Total operating expenses	[1]	(333,427)	(353,572)	(428,637)
Loss from operations		(64,721)	(125,697)	(191,435)
Other income/(loss):
Net interest income		32,402	34,671	31,411
Foreign currency exchange loss		(1,519)	(1,945)	(32,872)
Impairment of available-for-sale debt investments				(5,980)
Others, net		897	8,397	8,294
Loss before income taxes		(48,301)	(96,139)	(196,113)
Income tax benefit		(4,645)	(12,976)	70,394
Net loss		(52,946)	(109,115)	(125,719)
Comprehensive loss attributable to Phoenix New Media Limited		(50,462)	(97,491)	(115,746)
Parent Company
Operating expenses :
General and administrative expenses		(8,979)	(16,902)	(16,945)
Total operating expenses		(8,979)	(16,902)	(16,945)
Loss from operations		(8,979)	(16,902)	(16,945)
Other income/(loss):
Net interest income		1,072	944	50
Foreign currency exchange loss		(3,628)	(4,181)	(21,847)
Impairment of available-for-sale debt investments				(5,980)
Others, net		0		(5,514)
Share of loss from the subsidiaries		(42,019)	(82,357)	(123,773)
Loss before income taxes		(53,554)	(102,496)	(174,009)
Income tax benefit				64,357
Net loss		(53,554)	(102,496)	(109,652)
Other comprehensive (loss)/income		3,092	5,005	(6,094)
Comprehensive loss attributable to Phoenix New Media Limited		¥ (50,462)	¥ (97,491)	¥ (115,746)

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):